Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 92.2%
Brazil 1.7%
TOTVS SA ..................... Software 16,080 $ 91,187
Vale SA ........................ Metals & Mining 231,595 2,913,917
a
XP, Inc., A ...................... Capital Markets 24,872 438,991
3,444,095
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 743,786 465,614
Chile 0.9%
b
Banco Santander Chile, ADR ....... Banks 103,137 1,791,490
China 26.6%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 940,944 9,364,512
a
Alibaba Group Holding Ltd., ADR .... Broadline Retail 4,330 344,451
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 92,886
a
Baidu, Inc., A .................... Interactive Media & Services 201,040 3,086,759
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 190,243 702,503
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 6,771,015 2,602,054
Chervon Holdings Ltd. ............. Household Durables 7,600 33,318
China Merchants Bank Co. Ltd., A .... Banks 966,090 4,388,825
China Resources Cement Holdings Ltd. Construction Materials 2,723,222 991,749
China Resources Land Ltd. ......... Real Estate Management & Development 121,662 455,370
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 870,604 548,153
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 48,458 1,742,065
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 732,186 396,027
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 721,896 4,154,425
Haier Smart Home Co. Ltd., D ....... Household Durables 651,259 779,521
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 608,215 824,652
JD.com, Inc., A .................. Broadline Retail 11,101 180,851
a,c
Meituan Dianping , B, 144A, Reg S ... Hotels, Restaurants & Leisure 106,481 1,495,110
NetEase , Inc. ................... Entertainment 130,526 2,220,068
Ping An Bank Co. Ltd., A ........... Banks 752,652 1,229,152
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 441,337 2,800,773
Prosus NV ..................... Broadline Retail 80,992 5,336,745
Tencent Holdings Ltd. ............. Interactive Media & Services 159,807 6,324,176
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 106,963 742,323
a
Uni -President China Holdings Ltd. .... Food Products 2,153,926 1,871,899
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 269,612 294,866
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 353,410 1,809,357
54,812,590
Hong Kong 1.6%
Techtronic Industries Co. Ltd. ....... Machinery 362,352 3,355,635
Hungary 1.2%
Richter Gedeon Nyrt . ............. Pharmaceuticals 99,365 2,505,175
India 12.4%
a
ACC Ltd. ....................... Construction Materials 42,783 918,679
Bajaj Holdings & Investment Ltd. ..... Financial Services 21,426 1,881,089

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
HDFC Bank Ltd. ................. Banks 183,492 $ 3,564,881
Hindalco Industries Ltd. ............ Metals & Mining 150,458 737,051
ICICI Bank Ltd. .................. Banks 1,083,188 12,393,237
Infosys Ltd. ..................... IT Services 157,195 2,500,201
a
One 97 Communications Ltd. ....... Financial Services 179,316 1,510,966
a
PB Fintech Ltd. .................. Insurance 50,392 368,644
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 1,948,697 1,624,214
25,498,962
Indonesia 0.9%
Astra International Tbk . PT ......... Industrial Conglomerates 4,296,072 1,845,687
Mexico 0.2%
a,c
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,497,103 350,424
Pakistan 0.1%
MCB Bank Ltd. .................. Banks 251,207 101,434
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 46,998 998,708
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 0.5%
Netcare Ltd. .................... Health Care Providers & Services 1,622,797 1,128,805
South Korea 21.1%
Doosan Bobcat, Inc. .............. Machinery 53,598 2,163,720
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 67,449 1,852,740
KT Skylife Co. Ltd. ............... Media 45,931 235,026
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 38,461 1,199,516
LG Chem Ltd. ................... Chemicals 1,728 903,767
LG Corp. ....................... Industrial Conglomerates 85,492 5,564,176
NAVER Corp. ................... Interactive Media & Services 42,820 6,450,422
POSCO Holdings, Inc. ............ Metals & Mining 8,349 2,270,318
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 233,549 12,574,350
Samsung Life Insurance Co. Ltd. ..... Insurance 95,944 4,809,697
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 4,197 2,275,241
Soulbrain Co. Ltd. ................ Chemicals 17,332 3,019,243
43,318,216
Taiwan 16.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 322,333 1,115,510
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 274,857 6,756,095
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,459,134 26,414,469
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 34,014 560,630
34,846,704
Thailand 2.5%
Kasikornbank PCL ............... Banks 662,952 2,473,386
Kiatnakin Phatra Bank PCL ......... Banks 534,625 970,225
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 719,071

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Thai Beverage PCL ............... Beverages 2,211,443 $ 915,316
5,077,998
United Arab Emirates 0.6%
a
ADNOC Logistics & Services ........ Marine Transportation 147,282 80,600
Emirates Central Cooling Systems Corp. Water Utilities 2,264,456 1,054,268
1,134,868
United Kingdom 1.4%
Unilever plc ..................... Personal Care Products 59,266 2,964,900
United States 2.9%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,898 3,430,576
Genpact Ltd. .................... Professional Services 70,754 2,602,332
6,032,908
Total Common Stocks (Cost $152,591,600) .....................................
189,674,213
a
Preferred Stocks 7.1%
Brazil 7.1%
Banco Bradesco SA, ADR .......... Banks 1,492,166 4,595,871
e
Itau Unibanco Holding SA, ADR, 4.77% Banks 947,575 4,870,536
e
Petroleo Brasileiro SA, 45.72% ...... Oil, Gas & Consumable Fuels 987,956 5,088,269
14,554,676
Total Preferred Stocks (Cost $16,303,509) ......................................
14,554,676
Warrants
a a a a a
Warrants 0.0%
†
Thailand 0.0%
†
a
Kiatnakin Phatra Bank PCL , 3/17/24 .. Banks 44,552 3,005
a
Kiatnakin Phatra Bank PCL , 3/17/26 .. Banks 44,552 5,470
8,475
Total Warrants (Cost $–) ......................................................
8,475
Shares
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $168,895,109) ...............................
204,237,364

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See A bbreviations on page 9
.
Short Term Investments 5.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.7%
United States 5.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 11,633,777 $ 11,633,777
Total Money Market Funds (Cost $11,633,777) ..................................
11,633,777
a a a a a
Total Short Term Investments (Cost $11,633,777 ) ................................
11,633,777
a a a
Total Investments (Cost $180,528,886) 105.0% ..................................
$215,871,141
Credit Facility (4.9)% .........................................................
(10,000,000)
Other Assets, less Liabilities (0.1)% ...........................................
(174,931)
Net Assets 100.0% ...........................................................
$205,696,210
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $4,143,804, representing 2.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 24,580,506 $ 37,824,832 $ (50,771,561) $ — $ — $ 11,633,777 11,633,777 $ 373,701
Total Affiliated Securities ... $24,580,506 $37,824,832 $(50,771,561) $— $— $11,633,777 $373,701
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 3,444,095 $ — $ — $ 3,444,095
Cambodia ............................ — 465,614 — 465,614
Chile ................................ 1,791,490 — — 1,791,490
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
China ............................... $ 3,608,360 $ 51,204,230 $ — $ 54,812,590
Hong Kong ........................... — 3,355,635 — 3,355,635
Hungary ............................. — 2,505,175 — 2,505,175
India ................................ — 25,498,962 — 25,498,962
Indonesia ............................ — 1,845,687 — 1,845,687
Mexico .............................. 350,424 — — 350,424
Pakistan ............................. 101,434 — — 101,434
Peru ................................ 998,708 — — 998,708
Russia ............................... — — —
a
—
South Africa ........................... 1,128,805 — — 1,128,805
South Korea .......................... — 43,318,216 — 43,318,216
Taiwan ............................... — 34,846,704 — 34,846,704
Thailand ............................. — 5,077,998 — 5,077,998
United Arab Emirates .................... 1,054,268 80,600 — 1,134,868
United Kingdom ........................ — 2,964,900 — 2,964,900
United States .......................... 6,032,908 — — 6,032,908
Preferred Stocks ........................ 14,554,676 — — 14,554,676
Warrants .............................. 8,475 — — 8,475
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 11,633,777 — — 11,633,777
Total Investments in Securities ........... $44,707,420 $171,163,721
c
$— $215,871,141
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2023.
b
Includes financial instruments determined to have no value at May 31, 2023.
c
Includes foreign securities valued at $171,083,121, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
b
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 2,551,901 $ — $ — $ — $ (2,551,901) $ — $ — $ — $ — $ —
Russia ...... —
c
 — (1,038,911) — — — (1,186,5 89 ) 2,225,500 —
c
—
Escrows and
Litigation Trusts —
c
— — — — — — — —
c
—
Total Investments in
Securities ....... $2,551,901 $— $(1,038,911) $— $(2,551,901) $— $(1,186,589) $2,225,500 $— $—
4. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Transferre d out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.